Shareholder Fees {- Fidelity Freedom Blend 2045 Fund}	Jun. 07, 2021 USD ($)
NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-02 | Fidelity Freedom Blend 2045 Fund
Shareholder Fees:
(fees paid directly from your investment)	none